Property and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9.
Property and equipment

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2021		1,233,268	1,772,463	200,765	3,206,496
Additions through business combinations	5	2,003	66,240	2,716	70,959
Other additions		46,928	286,277	18,064	351,269
Disposals		(678)	(122,946)	(9,370)	(132,994)
Sale of business	6	(31,356)	(452,547)	(1,817)	(485,720)
Reclassification to assets held for sale		(67,203)	-	-	(67,203)
Effect of movements in exchange rates		(15,972)	(47,939)	(5,570)	(69,481)
Balance at December 31, 2022		1,166,990	1,501,548	204,788	2,873,326
Additions through business combinations	5	145,204	91,870	3,265	240,339
Other additions		77,516	265,687	17,044	360,247
Disposals		(398)	(136,028)	(529)	(136,955)
Reclassification to assets held for sale		(13,325)	(19,741)	-	(33,066)
Reclassification between categories*		-	36,319	(36,319)	-
Effect of movements in exchange rates		7,990	18,545	4,122	30,657
Balance at December 31, 2023		1,383,977	1,758,200	192,371	3,334,548

Accumulated Depreciation
Balance at December 31, 2021		72,012	577,893	101,450	751,355
Depreciation		21,353	203,431	23,854	248,638
Disposals		(137)	(56,549)	(7,191)	(63,877)
Sale of business	6	(6,837)	(157,618)	(142)	(164,597)
Reclassification to assets held for sale		(5,426)	-	-	(5,426)
Effect of movements in exchange rates		2,175	(23,885)	(3,012)	(24,722)
Balance at December 31, 2022		83,140	543,272	114,959	741,371
Depreciation		21,841	210,523	17,471	249,835
Disposals		(92)	(78,584)	(410)	(79,086)
Reclassification to assets held for sale		(1,003)	(4,947)	-	(5,950)
Reclassification between categories*		-	11,089	(11,089)	-
Effect of movements in exchange rates		1,515	8,879	2,512	12,906
Balance at December 31, 2023		105,401	690,232	123,443	919,076

Net carrying amounts
At December 31, 2022		1,083,850	958,276	89,829	2,131,955
At December 31, 2023		1,278,576	1,067,968	68,928	2,415,472

* Reclassification between categories had no impact on the depreciation of the reclassified property and equipment.

As at December 31, 2023, there are no amounts included in trade and other payables for the purchases of property and equipment (December 31, 2022 – $1.3 million).

Security

As at December 31, 2023, certain rolling stock are pledged as security for conditional sales contracts, with a carrying amount of $89.6 million (December 31, 2022 - $126.4 million) (see note 14).